Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2017	$740.438
2018	641.122
2019	559.252
2020	476.878
2021	395.448
Thereafter	1.360.906
4.174.044